UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2011

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)        [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                     STEWART WEST INDIES TRADING CO., LTD.
                      (D/B/A STEWART INVESTMENT ADVISERS)
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO  80302
                                   (Address)

                        Form 13F File Number:  28-10971

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Stephen C. Miller
Title:         Vice President
Phone:         (303) 444-5483

Signature,  Place,  and  Date  of  Signing:

/s/  Stephen C. Miller         Boulder, Colorado            May 16, 2011
       (Signature)               (City,  State)                (Date)

Report  Type  (Check  only  one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
         manager  are  reported  in  this     report).

[  ]     13F  NOTICE.  (Check  here  if no holdings reported are in this report,
         and  all  holdings  are  reported  by    other  reporting  manager(s).)

[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the  holdings  for
         this  reporting  manager     are  reported  in  this  report  and  a
         portion are reported  by  other  reporting  manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-04557                 Wellington Management Company, LLP

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     96

Form 13F Information Table Value Total:     $526,375  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1     28-10970               Boulder Investment Advisers, L.L.C.

2     28-14185               Rocky Mountain Advisers, LLC


                                                      FORM 13F INFORMATION TABLE


                                                             VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
CUSIP              NAME OF ISSUER          TITLE OF CLASS   (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED   NONE
88579Y101   3M CO                         COM                 3,553      38,000  SH         DEFINED            1         38,000
001204106   AGL RES INC                   COM                   438      11,000  SH         DEFINED            1         11,000
018522300   ALLETE INC                    COM NEW               468      12,000  SH         DEFINED            1         12,000
01881G106   ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN      9,003     413,000  SH         DEFINED            1        413,000
018802108   ALLIANT ENERGY CORP           COM                   584      15,000  SH         DEFINED            1         15,000
02209S103   ALTRIA GROUP INC              COM                 2,343      90,000  SH         DEFINED            1         90,000
025537101   AMERICAN ELEC PWR INC         COM                   457      13,000  SH         DEFINED            1         13,000
025816109   AMERICAN EXPRESS CO           COM                 1,582      35,000  SH         DEFINED            1         35,000
049560105   ATMOS ENERGY CORP             COM                   477      14,000  SH         DEFINED            1         14,000
064149107   BANK NOVA SCOTIA HALIFAX      COM                   626      10,200  SH         DEFINED            1         10,200
075887109   BECTON DICKINSON & CO         COM                 5,573      70,000  SH         DEFINED            1         70,000
084670108   BERKSHIRE HATHAWAY INC DEL    CL A              167,276       1,335  SH         DEFINED            1          1,335
092113109   BLACK HILLS CORP              COM                 1,705      51,000  SH         DEFINED            1         51,000
096627104   BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER      1,447      44,300  SH         DEFINED            1         44,300
118230101   BUCKEYE PARTNERS L P          UNIT LTD PARTN        496       7,800  SH         DEFINED            1          7,800
149123101   CATERPILLAR INC DEL           COM                 8,908      80,000  SH         DEFINED            1         80,000
15189T107   CENTERPOINT ENERGY INC        COM                   544      31,000  SH         DEFINED            1         31,000
19248A109   COHEN & STEERS INFRASTRUCTUR  COM                33,077   1,874,058  SH         DEFINED            1      1,874,058
20825C104   CONOCOPHILLIPS                COM                 5,191      65,000  SH         DEFINED            1         65,000
25243Q205   DIAGEO P L C                  SPON ADR NEW        7,622     100,000  SH         DEFINED            1        100,000
25271C102   DIAMOND OFFSHORE DRILLING IN  COM                 1,088      14,000  SH         DEFINED            1         14,000
283702108   EL PASO PIPELINE PARTNERS L   COM UNIT LPI          645      17,800  SH         DEFINED            1         17,800
291641108   EMPIRE DIST ELEC CO           COM                   479      22,000  SH         DEFINED            1         22,000
29273R109   ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN      2,438      47,100  SH         DEFINED            1         47,100
293792107   ENTERPRISE PRODS PARTNERS L   COM                 1,761      40,900  SH         DEFINED            1         40,900
338479108   FLAHERTY & CRMRN CLYMRE T R   COM                 2,252     122,992  SH         DEFINED            1        122,992
354613101   FRANKLIN RES INC              COM                 1,251      10,000  SH         DEFINED            1         10,000
391164100   GREAT PLAINS ENERGY INC       COM                 3,003     150,000  SH         DEFINED            1        150,000
40414L109   HCP INC                       COM                 1,244      32,800  SH         DEFINED            1         32,800
42217K106   HEALTH CARE REIT INC          COM                 1,205      22,981  SH         DEFINED            1         22,981
421946104   HEALTHCARE RLTY TR            COM                   999      44,000  SH         DEFINED            1         44,000
437076102   HOME DEPOT INC                COM                 2,687      72,500  SH         DEFINED            1         72,500
456615103   INERGY L P                    UNIT LTD PTNR       1,444      36,000  SH         DEFINED            1         36,000
478160104   JOHNSON & JOHNSON             COM                29,744     502,000  SH         DEFINED            1        502,000
494550106   KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER        533       7,200  SH         DEFINED            1          7,200
505597104   LACLEDE GROUP INC             COM                   495      13,000  SH         DEFINED            1         13,000
502175102   LTC PPTYS INC                 COM                 3,174     112,000  SH         DEFINED            1        112,000
559080106   MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP        617      10,300  SH         DEFINED            1         10,300
58933Y105   MERCK & CO INC NEW            COM                   660      20,000  SH         DEFINED            1         20,000
638620104   NATIONWIDE HEALTH PPTYS INC   COM                 1,229      28,900  SH         DEFINED            1         28,900
65339F101   NEXTERA ENERGY INC            COM                   441       8,000  SH         DEFINED            1          8,000
654086107   NICOR INC                     COM                   591      11,000  SH         DEFINED            1         11,000
670837103   OGE ENERGY CORP               COM                   592      11,700  SH         DEFINED            1         11,700
682680103   ONEOK INC NEW                 COM                   689      10,300  SH         DEFINED            1         10,300
707884102   PENN VA RESOURCES PARTNERS L  COM                 1,163      42,000  SH         DEFINED            1         42,000
717081103   PFIZER INC                    COM                 3,047     150,000  SH         DEFINED            1        150,000
718172109   PHILIP MORRIS INTL INC        COM                 1,345      20,500  SH         DEFINED            1         20,500
720186105   PIEDMONT NAT GAS INC          COM                   516      17,000  SH         DEFINED            1         17,000
726503105   PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN        523       8,200  SH         DEFINED            1          8,200
69351T106   PPL CORP                      COM                 2,530     100,000  SH         DEFINED            1        100,000
742718109   PROCTER & GAMBLE CO           COM                 2,341      38,000  SH         DEFINED            1         38,000
743263105   PROGRESS ENERGY INC           COM                   508      11,000  SH         DEFINED            1         11,000
744573106   PUBLIC SVC ENTERPRISE GROUP   COM                 1,046      33,200  SH         DEFINED            1         33,200
756109104   REALTY INCOME CORP            COM                 1,139      32,600  SH         DEFINED            1         32,600
76970B101   RMR ASIA PAC REAL EST FD NEW  COM                 2,626     150,171  SH         DEFINED            1        150,171
80589M102   SCANA CORP                    NEW COM             1,449      36,800  SH         DEFINED            1         36,800
842587107   SOUTHERN CO                   COM                   495      13,000  SH         DEFINED            1         13,000
864482104   SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN        508       9,000  SH         DEFINED            1          9,000
872375100   TECO ENERGY INC               COM                   525      28,000  SH         DEFINED            1         28,000
H8817H100   TRANSOCEAN LTD                REG SHS             1,247      16,000  SH         DEFINED            1         16,000
902748102   UIL HLDG CORP                 COM                   464      15,200  SH         DEFINED            1         15,200
92240G101   VECTREN CORP                  COM                   462      17,000  SH         DEFINED            1         17,000
92276F100   VENTAS INC                    COM                12,283     226,200  SH         DEFINED            1        226,200
92930Y107   W P CAREY & CO LLC            COM                 1,235      34,600  SH         DEFINED            1         34,600
931142103   WAL MART STORES INC           COM                31,751     610,000  SH         DEFINED            1        610,000
931422109   WALGREEN CO                   COM                 7,105     177,000  SH         DEFINED            1        177,000
95709T100   WESTAR ENERGY INC             COM                   528      20,000  SH         DEFINED            1         20,000
92924F106   WGL HLDGS INC                 COM                   468      12,000  SH         DEFINED            1         12,000
988498101   YUM BRANDS INC                COM                55,747   1,085,000  SH         DEFINED            1      1,085,000
337932107   FIRSTENERGY CORP              COM                 1,484      40,019  SH         DEFINED            1         40,019
89151E109   TOTAL S A                     SPONSORED ADR       1,097      18,000  SH         DEFINED            1         18,000
80105N105   SANOFI AVENTIS                SPONSORED ADR       1,057      30,000  SH         DEFINED            1         30,000
11258595    BROOKFIELD ASSET MGMT INC     CL A LTD VT SH      1,430      44,000  SH         DEFINED            1         44,000
70706P104   PENGROWTH ENERGY CORP         COM                 2,213     160,000  SH         DEFINED            1        160,000
084670702   BERKSHIRE HATHAWAY INC DEL    CL B NEW           40,561     485,000  SH         DEFINED            1        485,000
01881G106   ALLIANCEBERNSTEIN HOLDING LP  UNIT LTD PARTN      1,722      79,000  SH         DEFINED            2         79,000
02209S103   ALTRIA GROUP INC              COM                 1,093      42,000  SH         DEFINED            2         42,000
19248A109   COHEN & STEERS INFRASTRUCTUR  COM                   706      40,000  SH         DEFINED            2         40,000
29273R109   ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN        507       9,800  SH         DEFINED            2          9,800
99SEQACQ    FIRST REP BK SAN FRAN CALI N  RESTRICTED COM     14,424     518,508  SH         DEFINED            2        518,508
33740N105   1ST UNITED BANCORP INC        FLA COM               230      32,825  SH         DEFINED            2         32,825
478160104   JOHNSON & JOHNSON             COM                 5,439      91,800  SH         DEFINED            2         91,800
58933Y105   MERCK & CO INC NEW            COM                   675      20,447  SH         DEFINED            2         20,447
58964Q104   MERIDIAN INTERSTAT BANCORP I  COM                   468      33,299  SH         DEFINED            2         33,299
70706P104   PENGROWTH ENERGY CORP         COM                 1,106      80,000  SH         DEFINED            2         80,000
718172109   PHILIP MORRIS INTL INC        COM                   722      11,000  SH         DEFINED            2         11,000
69351T106   PPL CORP                      COM                 2,024      80,000  SH         DEFINED            2         80,000
744573106   PUBLIC SVC ENTERPRISE GROUP   COM                   529      16,800  SH         DEFINED            2         16,800
76970B101   RMR ASIA PAC REAL EST FD NEW  COM                   795      45,475  SH         DEFINED            2         45,475
80105N105   SANOFI AVENTIS                SPONSORED ADR       1,057      30,000  SH         DEFINED            2         30,000
80589M102   SCANA CORP                    NEW COM               488      12,400  SH         DEFINED            2         12,400
89151E109   TOTAL S A                     SPONSORED ADR       1,097      18,000  SH         DEFINED            2         18,000
H8817H100   TRANSOCEAN LTD                REG SHS               624       8,000  SH         DEFINED            2          8,000
931142103   WAL MART STORES INC           COM                   521      10,000  SH         DEFINED            2         10,000
931422109   WALGREEN CO                   COM                   803      20,000  SH         DEFINED            2         20,000
949746101   WELLS FARGO & CO NEW          COM                 1,820      57,400  SH         DEFINED            2         57,400